Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

4. Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of June 30, 2018	As of December 31, 2017
Cash	62	12
Banks	239,781	344,809
Time deposits	130,296	—
Money market funds	20,577	26,192

	$390,716	$371,013